CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of profit or loss and other comprehensive income
Revenue	€ 730,188	€ 561,202	€ 404,924
Purchased services and licenses (excluding depreciation and amortization)	(175,997)	(119,426)	(89,307)
Internally-developed software cost capitalized	17,730	11,794	6,093
Personnel expenses	(265,984)	(183,820)	(121,286)
Other operating expenses	(95,891)	(87,308)	(41,339)
Depreciation and amortization	(184,813)	(129,375)	(106,229)
Impairment of intangible assets			(26,184)
Impairment loss on trade receivables, contract assets and other financial assets	(1,552)	(5,952)	(4,645)
Impairment of equity-accounted investee			(4,578)
Remeasurement of previously held equity-accounted investee	7,698
Share of loss of equity-accounted investees	(4,082)	(1,485)	(989)
Foreign currency gains - net	26,690	5,437	13,806
Finance income	5,250	5,297	8,517
Finance cost	(41,447)	(32,540)	(16,658)
Net income before tax	17,790	23,824	22,125
Income tax expense	(7,299)	(11,037)	(7,319)
Profit for the year	10,491	12,787	14,806
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit liability	2,192	1,399	(926)
Related deferred tax income/(expense)	(333)	(202)	136
Total Items that will not be reclassified subsequently to profit or loss	1,859	1,197	(790)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation adjustment attributable to the owners of the company	1,989	13,720	3,683
Foreign currency translation adjustment attributable to non-controlling interests	10	(265)	277
Total Items that may be reclassified subsequently to profit or loss	1,999	13,455	3,960
Other comprehensive income for the year, net of tax	3,858	14,652	3,170
Total comprehensive income	14,349	27,439	17,976
Profit attributable to:
Owners of the Company	10,891	12,569	15,245
Non-controlling interests	(400)	218	(439)
Profit for the year	10,491	12,787	14,806
Total comprehensive income attributable to:
Owners of the Company	14,739	27,486	18,138
Non-controlling interests	(390)	(47)	(162)
Total comprehensive income	14,349	27,439	17,976
Class A shares
Profit attributable to:
Owners of the Company	€ 7,580	€ 8,744	€ 10,104
Profit per ordinary share attributable to owners of the Company
Basic	€ 0.04	€ 0.05	€ 0.06
Diluted	€ 0.03	€ 0.05	€ 0.06
Class B shares
Profit attributable to:
Owners of the Company	€ 3,311	€ 3,825	€ 5,141
Profit per ordinary share attributable to owners of the Company
Basic	€ 0.00	€ 0.00	€ 0.01
Diluted	€ 0.00	€ 0.00	€ 0.01